Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. COMMITMENTS AND CONTINGENCIES

Environmental obligations. The Partnership is subject to various environmental-remediation obligations arising from federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. As of December 31, 2018 and 2017, the consolidated balance sheets included $1.7 million and $1.8 million, respectively, of liabilities for remediation and reclamation obligations. The current portion of these amounts is included in Accrued liabilities and the long-term portion of these amounts is included in Other liabilities. The recorded obligations do not include any anticipated insurance recoveries. The majority of payments related to these obligations are expected to be made over the next five years. Management regularly monitors the remediation and reclamation process and the liabilities recorded and believes its environmental obligations are adequate to fund remedial actions to comply with present laws and regulations, and that the ultimate liability for these matters, if any, will not differ materially from recorded amounts nor materially affect the Partnership’s overall results of operations, cash flows or financial condition. There can be no assurance, however, that current regulatory requirements will not change, or past non-compliance with environmental issues will not be discovered. See Note 11 and Note 12.

Litigation and legal proceedings. In February 2017, DBJV, at the time a 50/50 joint venture between a third party and the Partnership, initiated an arbitration against SWEPI LP (“SWEPI”) for breach of a 2007 gas gathering agreement between it and DBJV (the “GGA”). Specifically, DBJV sought to collect certain gathering fees under the GGA for the period January 1, 2016 to July 1, 2017. SWEPI disputed DBJV’s calculation of the cost of service based rate and filed a counterclaim alleging overpayment of fees under the GGA for the years 2013 through 2015. As part of the adoption of Topic 606 (see Note 1), during the first quarter of 2018, the Partnership recorded a $7.5 million contract liability and reduced total equity and partners’ capital related to the counterclaim for the years 2013 through 2015 under the GGA revenue contract. The arbitration hearing concluded on June 27, 2018. On September 14, 2018, the panel issued a binding non-appealable decision awarding no damages to either DBJV or SWEPI. As such, during the third quarter of 2018, the previously recorded contract liability was reversed, resulting in a $7.5 million increase to Service revenues - fee based in the consolidated statements of operations.
In addition, from time to time, the Partnership is involved in legal, tax, regulatory and other proceedings in various forums regarding performance, contracts and other matters that arise in the ordinary course of business. Management is not aware of any such proceeding for which the final disposition could have a material adverse effect on the Partnership’s financial condition, results of operations or cash flows.
14. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Other commitments. The Partnership has short-term payment obligations, or commitments, related to its capital spending programs, as well as those of its unconsolidated affiliates, the majority of which is expected to be paid in the next twelve months. These commitments relate primarily to construction and expansion projects at the DBM oil and DBM water systems and the West Texas and DJ Basin complexes.

Lease commitments. Anadarko, on behalf of the Partnership, has entered into lease arrangements for corporate offices, shared field offices, a warehouse and equipment supporting the Partnership’s operations, for which Anadarko charges the Partnership rent. The leases for the corporate offices and shared field offices extend through 2028 and 2033, respectively, and the lease for the warehouse expired in February 2017. Rent expense charged to the Partnership associated with these lease arrangements was $56.5 million, $45.5 million and $37.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Operating leases. The amounts in the table below represent existing contractual operating lease obligations as of December 31, 2018, that may be assigned or otherwise charged to the Partnership pursuant to the reimbursement provisions of the omnibus agreement:

thousands	Operating Leases
2019	$8,711
2020	2,236
2021	460
2022	467
2023	473
Thereafter	1,547
Total	$13,894

See Accounting standards adopted in 2019 in Note 1 for a discussion of the expected impact the adoption of ASU 2016-02, Leases (Topic 842) will have on the consolidated financial statements.